Other assets and other liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets and Other Liabilities [Table Text Block]

Following is a summary of other assets and other liabilities as of December 31, 2012 and 2011:

Other assets

(In thousands of US$)	December 31,
	2012	2011
Prepaid commissions	10,193	10,357
Accounts receivable	1,749	1,260
Equity investment in a private fund (at cost)	961	1,415
Other	1,677	5,380
	14,580	18,412

Other liabilities

(In thousands of US$)	December 31,
	2012	2011
Accruals and provisions	20,345	14,773
Accounts payable	6,045	5,417
Other	1,958	2,378
	28,348	22,568